SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 06, 2016
Segment Reporting [Abstract]
Number of reportable segments | segment	3
Segmental information:
Depreciation and amortization	$ 93,689	$ 76,522	$ 72,972
Total operating revenues	430,604	143,537	80,257
Depreciation and amortization	(93,415)	(76,522)
Other operating expenses	(275,918)	(167,572)	(148,392)
Other operating gains and losses	53,489	15,100	16
Operating income (loss)	114,486	(85,457)	(141,091)
Operating income (loss)	114,486	(85,457)	(141,091)
Equity in net (losses) earnings of affiliates	(157,636)	(25,448)	47,878
Total assets	4,806,595	4,764,287	4,256,911
Investment in affiliates	571,782	703,225	648,780
Capital expenditures	$ 139,693	$ 391,901	234,518
Golar Power
Segmental information:
Ownership percentage	50.00%	50.00%		50.00%
Investment in affiliates	$ 266,151	$ 228,696
Intersegment Eliminations
Segmental information:
Depreciation and amortization	0	0	0
Total operating revenues	0	0	0
Other operating expenses	0	0	0
Other operating gains and losses	0	0	0
Operating income (loss)	0	0	0
Operating income (loss)	(335)	(4,568)	(275)
Equity in net (losses) earnings of affiliates	0	0	0
Total assets	(5,451)	(5,116)	(548)
Investment in affiliates	0	0	0
Capital expenditures	0	0	0
Vessel Operations | Operating Segments
Segmental information:
Depreciation and amortization	65,496	76,522	72,972
Total operating revenues	302,979	143,537	80,257
Other operating expenses	(231,887)	(163,207)	(144,816)
Other operating gains and losses	50,740	0	16
Operating income (loss)	56,336	(96,192)	(137,515)
Operating income (loss)	56,671	(91,624)	(137,240)
Equity in net (losses) earnings of affiliates	(138,676)	1,503	37,344
Total assets	2,990,506	3,025,244	3,152,311
Investment in affiliates	305,631	472,482	512,046
Capital expenditures	22,978	1,349	33,698
Vessel Operations | Intersegment Eliminations
Segmental information:
Operating income (loss)	335	4,568	275
Vessels - FLNG | Operating Segments
Segmental information:
Depreciation and amortization	28,193	0	0
Total operating revenues	127,625	0	0
Other operating expenses	(44,031)	(4,365)	(3,576)
Other operating gains and losses	2,749	15,100	0
Operating income (loss)	58,150	10,735	(3,576)
Operating income (loss)	58,150	10,735	(3,576)
Equity in net (losses) earnings of affiliates	(2,047)	(8,153)	0
Total assets	1,555,389	1,515,463	978,614
Investment in affiliates	0	2,047	10,200
Capital expenditures	116,715	390,552	200,820
Vessels - FLNG | Intersegment Eliminations
Segmental information:
Operating income (loss)	0	0	0
Golar Power | Operating Segments
Segmental information:
Depreciation and amortization	0	0	0
Total operating revenues	0	0	0
Other operating expenses	0	0	0
Other operating gains and losses	0	0	0
Operating income (loss)	0	0	0
Operating income (loss)	0	0	0
Equity in net (losses) earnings of affiliates	(16,913)	(18,798)	10,534
Total assets	266,151	228,696	126,534
Investment in affiliates	266,151	228,696	126,534
Capital expenditures	0	0	0
Golar Power | Intersegment Eliminations
Segmental information:
Operating income (loss)	$ 0	$ 0	$ 0